Offerings	May 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.125% Senior Notes due 2031
Amount Registered | shares	567,050,000
Maximum Aggregate Offering Price	$ 563,908,543.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 86,334.40
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.1341 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on May 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2038
Amount Registered | shares	850,575,000
Maximum Aggregate Offering Price	$ 844,867,641.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 129,349.24
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.1341 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on May 6, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2046
Amount Registered | shares	567,050,000
Maximum Aggregate Offering Price	$ 558,549,920.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 85,513.99
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.1341 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on May 6, 2025.